Stock-Based Incentive Compensation Plans Stock-Based Incentive Compensation Plans-RSU (Detail) (2006 Equity incentive plan (EIP) [Member], Restricted Stock Units (RSUs) [Member], USD $)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013
2006 Equity incentive plan (EIP) [Member] | Restricted Stock Units (RSUs) [Member]
Units [Roll Forward]
Beginning balance, Units	75	72
Granted, Units	20	26
Converted, Units	(23)	(23)
Ending balance, Units	72	75
Weighted Average Fair Value At Period End [Roll Forward]
Beginning balance, Weighted-Average Fair Value	$ 44.66	$ 38.11
Granted, Weighted-Average Fair Value	$ 67.29	$ 56.79
Converted, Weighted-Average Fair Value	$ 44.85	$ 37.37
Ending balance, Weighted-Average Fair Value	$ 50.75	$ 44.66
Fair value of awards vested in period	$ 5.9	$ 4.7